NON-FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible asset impairment losses	$ 2.0
Provisions	100.4
Judicial costs and expenses	8.5
Compensatory interest	50.0
Non current income tax and minimum notional income tax provision	5.0
Pension And Retirement Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	10.0	$ 17.0		$ 15.0
Compensatory Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	10.0	$ 17.0		$ 14.0
Generation Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses	$ 37.7		$ 30.0